Share-Based Compensation (Tables)	12 Months Ended
Jan. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Activity

The following tables summarize option and RSU activity under the 2009 LTIP:

	2009 LTIP (Options)
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable	Expected to vest
Shares subject to stock options	183,983	234,477	—	—	418,460	66,934	346,909
Weighted average exercise price	$19.73	$16.81	$—	$—	$18.09	$19.13	$17.90
Weighted average grant date fair value		$6.97
Weighted average remaining contractual term (years)					8.8	8.1	8.9
Aggregate intrinsic value					$18	$18	$—

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	8,408	179,961	—	(4,386)	183,983	8,408
Weighted average exercise price	$12.58	$20.07	$—	$20.07	$19.73	$12.58
Weighted average grant date fair value		$8.77
Weighted average remaining contractual term (years)					9.2	8.4
Aggregate intrinsic value					$19	$19

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	—	8,408	—	—	8,408	8,408
Weighted average exercise price	$—	$12.58	$—	$—	$12.58	$12.58
Weighted average grant date fair value		$5.86
Weighted average remaining contractual term (years)					9.4	9.4
Aggregate intrinsic value					$78	$78

The following tables summarize option and RSU activity under the 2004 LTIP:

	2004 LTIP (Options)
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable	Expected to vest
Shares subject to stock options	1,437,585	—	(15,000)	(116,584)	1,306,001	1,298,501	7,097
Weighted average exercise price	$20.32	$—	$16.64	$21.56	$20.24	$20.26	$16.64
Weighted average remaining contractual term (years)					2.8	2.8	1.5
Aggregate intrinsic value			$13		$18	$209	$—

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	1,582,102	—	(53,550)	(90,967)	1,437,585	1,366,973
Weighted average exercise price	$20.51	$—	$16.32	$25.66	$20.32	$20.64
Weighted average remaining contractual term (years)					3.7	3.6
Aggregate intrinsic value			$266		$230	$153

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	1,827,663	—	(87,488)	(158,073)	1,582,102	1,426,962
Weighted average exercise price	$20.32	$—	$15.62	$20.94	$20.51	$21.04
Weighted average remaining contractual term (years)					4.6	4.3
Aggregate intrinsic value			$98		$4,620	$3,568

The following table summarizes option activity under the 2000 Stock Option Plan:

	2000 Stock Option Plan
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	438,150	—	(260,000)	—	178,150	178,150
Weighted average exercise price	$8.74	$—	$7.51	$—	$10.53	$10.53
Weighted average remaining contractual term (years)					0.4	0.4
Aggregate intrinsic value			$2,307		$753	$753

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	570,775	—	(132,625)	—	438,150	438,150
Weighted average exercise price	$8.57	$—	$8.03	$—	$8.74	$8.74
Weighted average remaining contractual term (years)					1.0	1.0
Aggregate intrinsic value			$1,539		$2,696	$2,696

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	1,113,564	—	(516,371)	(26,418)	570,775	570,775
Weighted average exercise price	$7.44	$—	$6.42	$4.95	$8.57	$8.57
Weighted average remaining contractual term (years)					1.9	1.9
Aggregate intrinsic value			$7,607		$7,607	$7,607

Stock Options Outstanding and Excercisable

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (the difference between the exercise price and the Company’s closing stock price on the last trading day of fiscal 2013, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on January 31, 2013. At January 31, 2013, there were 8,408 in-the-money options under the 2009 LTIP.

	2009 LTIP (RSUs)
	January 31, 2013
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding	Expected to vest
Restricted stock units	1,557,424	936,754	(373,131)	(141,466)	1,979,581	1,788,846
Weighted average grant date fair value	$18.44	$16.29	$17.89	$17.01	$17.34	$17.34
Weighted average remaining contractual term (years)					1.8	1.8
Aggregate intrinsic value					$29,219	$26,403

	January 31, 2012
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	1,016,552	827,162	(224,894)	(61,396)	1,557,424
Weighted average grant date fair value	$16.95	$19.87	$17.14	$17.78	$18.44
Weighted average remaining contractual term (years)					3.7
Aggregate intrinsic value					$23,190

	January 31, 2011
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	46,232	1,017,053	(25,667)	(21,066)	1,016,552
Weighted average grant date fair value	$13.05	$17.04	$13.21	$17.14	$16.95
Weighted average remaining contractual term (years)					4.1
Aggregate intrinsic value					$22,224

	2004 LTIP (RSUs)
	January 31, 2013
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding	Expected to vest
Restricted stock units	868,048	—	(493,675)	(35,055)	339,318	327,699
Weighted average grant date fair value	$17.90	$—	$20.08	$16.65	$14.72	$14.72
Weighted average remaining contractual term (years)					0.6	0.6
Aggregate intrinsic value					$5,008	$4,837
	January 31, 2012
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	1,319,950	—	(366,638)	(85,264)	868,048
Weighted average grant date fair value	$18.05	$—	$18.36	$18.09	$17.90
Weighted average remaining contractual term (years)					1.6
Aggregate intrinsic value					$12,925

	January 31, 2011
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	1,794,895	—	(402,944)	(72,001)	1,319,950
Weighted average grant date fair value	$18.00	$—	$17.40	$17.21	$18.05
Weighted average remaining contractual term (years)					1.8
Aggregate intrinsic value					$28,907

Directors Share-Based Compensation Activity

The following table summarizes RSU activity under the 2004 Non-Employee Directors Share Incentive Plan:

	2004 Directors Incentive Plan
	January 31, 2013
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding	Expected to vest
Restricted stock units	31,318	35,880	(31,318)	—	35,880	35,880
Weighted average grant date fair value	$19.00	$15.05	$19.00	$—	$15.05	$15.05
Weighted average remaining contractual term (years)					0.4	0.4
Aggregate intrinsic value					$530	$530
	January 31, 2012
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	39,970	31,318	(39,970)	—	31,318
Weighted average grant date fair value	$14.01	$19.00	$14.01	$—	$19.00
Weighted average remaining contractual term (years)					0.4
Aggregate intrinsic value					$466

	January 31, 2011
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	30,457	39,970	(30,457)	—	39,970
Weighted average grant date fair value	$12.36	$14.01	$12.36	$—	$14.01
Weighted average remaining contractual term (years)					0.4
Aggregate intrinsic value					$914

The following table summarizes option activity under the Directors Option Plan:

	Directors Option Plan
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	69,000	—	(15,000)	—	54,000	54,000
Weighted average exercise price	$11.04	$—	$8.80	$—	$11.66	$11.66
Weighted average remaining contractual term (years)					0.8	0.8
Aggregate intrinsic value			$81		$168	$168

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	72,000	—	(3,000)	—	69,000	69,000
Weighted average exercise price	$10.80	$—	$5.31	$—	$11.04	$11.04
Weighted average remaining contractual term (years)					1.6	1.6
Aggregate intrinsic value			$41		$266	$266

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	81,000	—	(9,000)	—	72,000	72,000
Weighted average exercise price	$10.33	$—	$6.57	$—	$10.80	$10.80
Weighted average remaining contractual term (years)					2.5	2.5
Aggregate intrinsic value			$134		$720	$720

Weighted Average Assumptions for Option

The impact of stock option compensation costs was determined under the BSM, using the following weighted average assumptions:

	Fiscal years ended January 31,
	2013	2012	2011
Risk free rate of return, annual	2%	2%	3%
Expected term	6.0 years	5.9 years	7.0 years
Expected volatility	42%	44%	43%
Dividend yield	0.3%	0.3%	0.5%

Stock Options Outstanding and Exercisable Pursuant to Share-Based Compensation Plans

A summary of stock options outstanding and exercisable pursuant to the Company’s share-based compensation plans is as follows:

	Options outstanding			Options exercisable
Range of Exercise Prices	Number of shares outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number of shares exercisable	Weighted average exercise price
2009 LTIP
$12.58 — $16.33	8,408	7.4	$12.58	8,408	$12.58
$16.34 — $20.07	410,052	8.8	$18.21	58,526	$20.07

2004 LTIP
$13.51 — $15.32	326,736	3.8	$14.24	326,736	$14.24
$15.33 — $19.98	304,990	2.4	$17.02	297,490	$17.02
$19.99 — $22.26	338,640	2.2	$22.04	338,640	$22.04
$22.27 — $36.08	335,635	2.8	$27.20	335,635	$27.20

2000 Stock Option Plan
$7.31 — $9.22	40,400	0.1	$8.26	40,400	$8.26
$9.23 — $10.71	5,250	0.7	$10.18	5,250	$10.18
$10.72 — $11.24	132,500	0.5	$11.24	132,500	$11.24

Directors Option Plan
$8.44 — $11.11	9,000	0.4	$10.29	9,000	$10.29
$11.12 — $11.93	45,000	0.8	$11.93	45,000	$11.93